Consolidated Statements of Equity - USD ($) $ in Millions		Total		Shareholders’ Equity		Preferred Stock [Member]		Common Stock [Member]	Add’l Paid-In Capital [Member]		Treasury Stock [Member]		Retained Earnings [Member]	Accum. Other Comp. Loss [Member]	Non-controlling Interests [Member]
Beginning balance (in shares) at Dec. 31, 2015	[1]					649		9,178,000,000			3,003,000,000
Beginning balance at Dec. 31, 2015	[1]	$ 64,998		$ 64,720		$ 26		$ 459	$ 81,016		$ (79,252)		$ 71,993	$ (9,522)	$ 278
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	[1]	7,246	[2],[3],[4]	7,215									7,215		31
Other comprehensive income/(loss), net of tax	[1]	(1,518)	[2]	(1,514)										(1,514)	(3)
Cash dividends declared:
Common stock	[1]	(7,446)		(7,446)									(7,446)
Preferred stock	[1]	(2)		(2)									(2)
Noncontrolling interests	[1]	(10)													(10)
Share-based payment transactions (in shares)	[1]							52,000,000			(3,000,000)
Share-based payment transactions	[1]	$ 1,563		1,563				$ 3	1,672		$ (111)
Purchases of common stock (in shares)		(154,000,000)	[5]								(154,000,000)	[1]
Purchases of common stock	[1]	$ (5,000)	[5]	(5,000)							$ (5,000)
Preferred stock conversions and redemptions (in shares)	[1]					(52)
Preferred stock conversions and redemptions	[1]	(5)		(5)		$ (2)			(2)
Other	[1],[6]	13		13									(13)
Ending balance (in shares) at Dec. 31, 2016	[1]					597		9,230,000,000			3,160,000,000
Ending balance at Dec. 31, 2016	[1]	59,840		59,544		$ 24		$ 461	82,685		$ (84,364)		71,774	(11,036)	296
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	[1]	21,355	[2],[3],[4]	21,308									21,308		47
Other comprehensive income/(loss), net of tax	[1]	1,730	[2]	1,715										1,715	14
Cash dividends declared:
Common stock	[1]	(7,789)		(7,789)									(7,789)
Preferred stock	[1]	(1)		(1)									(1)
Noncontrolling interests	[1]	(9)													(9)
Share-based payment transactions (in shares)	[1],[7]							45,000,000			15,000,000
Share-based payment transactions	[1],[7]	$ 1,536		1,536				$ 2	1,597		$ (63)
Purchases of common stock (in shares)		(150,000,000)	[8]								(150,000,000)	[1]
Purchases of common stock	[1]	$ (5,000)	[8]	(5,000)							$ (5,000)
Preferred stock conversions and redemptions (in shares)	[1]					(73)
Preferred stock conversions and redemptions		(5)	[1]	(5)	[1]	$ (3)	[1]		(3)	[1]	$ 1
Other	[1]	0		0									0
Ending balance (in shares) at Dec. 31, 2017	[1]					524		9,275,000,000			3,296,000,000
Ending balance at Dec. 31, 2017	[1]	71,656	[9]	71,308		$ 21		$ 464	84,278		$ (89,425)		85,291	(9,321)	348
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	[1]	11,188	[2],[3],[4]	11,153									11,153		36
Other comprehensive income/(loss), net of tax	[1]	(1,975)	[2]	(1,955)										(1,955)	(20)
Cash dividends declared:
Common stock	[1]	(8,060)		(8,060)									(8,060)
Preferred stock	[1]	(1)		(1)									(1)
Noncontrolling interests	[1]	(12)													(12)
Share-based payment transactions (in shares)	[1]							57,000,000			(12,000,000)
Share-based payment transactions	[1]	$ 1,993		1,993				$ 3	1,977		$ 13
Purchases of common stock (in shares)		(307,000,000)	[10]								(307,000,000)	[1]
Purchases of common stock	[1]	$ (12,198)	[10]	(12,198)							$ (12,198)
Preferred stock conversions and redemptions (in shares)	[1]					(46)
Preferred stock conversions and redemptions	[1]	(4)		(4)		$ (2)			(3)
Other	[1],[11]	1,172		1,172									1,172
Ending balance (in shares) at Dec. 31, 2018	[1]					478		9,332,000,000			3,615,000,000
Ending balance at Dec. 31, 2018	[1]	$ 63,758	[9]	$ 63,407		$ 19		$ 467	$ 86,253		$ (101,610)		$ 89,554	$ (11,275)	$ 351

[1]	Amounts may not add due to rounding.
[2]	Amounts may not add due to rounding.
[3]	Amounts may not add due to rounding.
[4]	Amounts may not add due to rounding.
[5]	Represents shares purchased pursuant to the accelerated share repurchase agreement entered into on March 8, 2016. See above for additional information.
[6]	Represents the $13 million cumulative effect of the adoption of a new accounting standard in the fourth quarter of 2016, as of January 1, 2016, for certain elements of the accounting for share-based payments. For additional information, see Notes to Consolidated Financial Statements––Note 1B. Basis of Presentation and Significant Accounting Policies: Adoption of New Accounting Standards in Pfizer’s 2016 Financial Report.
[7]	2017 treasury shares include the effect of the modification for a commitment to pay 15.2 million common-share equivalents that were scheduled for near-term settlement. These common share equivalents were paid in the first quarter of 2018.
[8]	Represents shares purchased pursuant to the accelerated share repurchase agreement with Citibank entered into on February 2, 2017. See above for additional information.
[9]	Amounts may not add due to rounding.
[10]	Represents shares purchased pursuant to the accelerated share repurchase agreement with Citibank entered into on March 12, 2018, as well as other share repurchases. See above for additional information.
[11]	Primarily represents the cumulative effect of the adoption of new accounting standards in the first quarter of 2018 for revenues, financial assets and liabilities, income tax accounting, and the reclassification of certain tax effects from Accumulated other comprehensive income. For additional information, see Notes to Consolidated Financial Statements––Note 1B. Basis of Presentation and Significant Accounting Policies: Adoption of New Accounting Standards in Pfizer’s 2018 Financial Report.